Real Estate And Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Real Estate and Accumulated Depreciation [Line Items]
Beginning Balance	$ 13,076	$ 13,115	$ 12,528
Additions:
Acquisitions	532	2	93
Capital expenditures and transfers from construction-in-progress	161	326	512
Deductions:
Dispositions and other	(20)	(265)	(18)
Impairments		(94)
Assets held for sale		(8)
Ending Balance	13,749	13,076	13,115
Beginning Balance	3,404	3,075	2,651
Depreciation and amortization	450	451	430
Dispositions and other	(20)	(121)	(6)
Depreciation on assets held for sale		(1)
Ending Balance	3,834	3,404	3,075
Cost of real estate for federal income tax purposes	$ 9,957